Form N-1A Cover	Nov. 15, 2025
Prospectus [Line Items]
Document Type	497
Document Creation Date	Nov. 15, 2025
Amendment Flag	false
Registrant Name	Unified Series Trust
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Document Effective Date	Nov. 15, 2025
Prospectus Date	Nov. 12, 2025